UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number  811-08359

The Westport Funds
(Exact name of Registrant as specified in charter)

253 Riverside Avenue
Westport, Connecticut 06880
(Address of principal executive offices) (Zip code)

Edmund H. Nicklin, Jr.,
253 Riverside Avenue
Westport, Connecticut 06880
(Name and address of agent for service)

Registrant's telephone number, including area code: (888) 593-7878

Date of fiscal year end: 12/31

Date of reporting period: 9/30/14

FORM N-Q

Item 1.  Schedules of Investments.

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS
September 30, 2014 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Market Value

Aerospace Products & Services - 8.1%
Precision Castparts Corp.	129,105	$30,582,392

Banks & Thrifts/Financial Services - 1.5%
Banner Corp.	83,133	3,198,127
Yadkin Financial Corp.(a)	141,026	2,561,032
		5,759,159

Business Products & Services - 12.5%
PTC, Inc.(a)	432,804	15,970,468
Synopsys, Inc.(a)	580,192	23,030,721
Zebra Technologies Corp. - Class A(a)	112,500	7,984,125
		46,985,314

Consumer Products & Services - 9.0%
Belmond Ltd. - Class A(a)	806,827	9,407,603
Big Lots, Inc.	500,932	21,565,122
Darden Restaurants, Inc.	56,500	2,907,490
		33,880,215

Health Care Products & Services - 13.6%
Universal Health Services, Inc. - Class B	488,071	51,003,420

Industrial Services - 15.2%
DeVry Education Group Inc.	552,036	23,632,661
United Rentals, Inc.(a)	303,759	33,747,625
		57,380,286

Industrial Specialty Products - 18.2%
FEI Company	292,842	22,086,144
IPG Photonics Corp.(a)	386,752	26,600,803
QLogic Corp.(a)	390,000	3,572,400
Rofin-Sinar Technologies, Inc.(a)	150,553	3,471,752
Rogers Corp.(a)	235,953	12,920,786
		68,651,885

Insurance - 17.2%
Arthur J. Gallagher & Company	369,922	16,779,662
Brown & Brown, Inc.	404,261	12,996,991
Radian Group, Inc.	507,989	7,243,923
Willis Group Holdings plc	668,788	27,687,823
		64,708,399

Oil & Gas Producers - 1.4%
Stone Energy Corp.(a)	163,000	5,111,680

Security Products & Services - 2.0%
Checkpoint Systems, Inc.(a)	619,150	7,572,205

TOTAL COMMON STOCKS (Cost $135,463,454)		$371,634,955

MONEY MARKETS - 1.6%	Shares	Market Value

Federated U.S. Treasury Cash Reserve Fund	5,808,173	$5,808,173

TOTAL MONEY MARKETS (Cost $5,808,173)		$5,808,173

TOTAL INVESTMENT SECURITIES - 100.3% (Cost $141,271,627)		$377,443,128
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%		(1,058,093)

NET ASSETS - 100.0%		$376,385,035

(a)	Non-income producing security.

See Notes to Schedules of Investments.

THE WESTPORT FUNDS
WESTPORT FUND
PORTFOLIO OF INVESTMENTS
September 30, 2014 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Market Value

Aerospace Products & Services - 6.2%
Precision Castparts Corp.	133,000	$31,505,040
Rockwell Collins, Inc.	100,000	7,850,000
		39,355,040

Banks & Thrifts/Financial Services - 4.1%
MasterCard, Inc. - Class A	355,000	26,241,600

Broadcasting/Cable TV/Advertising - 5.3%
Interpublic Group of Companies, Inc.	910,857	16,686,900
Time Warner, Inc.	230,000	17,298,300
		33,985,200

Business Products & Services - 17.1%
CACI International, Inc.(a)	35,000	2,494,450
Check Point Software Technologies Ltd.(a)	365,000	25,272,600
Copart, Inc.(a)	170,100	5,326,682
PTC, Inc.(a)	650,000	23,985,000
Synopsys, Inc.(a)	572,012	22,706,016
Teradata Corp.(a)	272,840	11,437,453
Trimble Navigation Ltd.(a)	385,000	11,742,500
Zebra Technologies Corp. - Class A(a)	85,000	6,032,450
		108,997,151

Chemicals - 9.6%
Agrium, Inc.	70,700	6,292,300
Air Products & Chemicals, Inc.	157,500	20,503,350
FMC Corp.	380,000	21,732,200
Praxair, Inc.	100,000	12,900,000
		61,427,850

Consumer Products & Services - 5.0%
Bed Bath & Beyond, Inc.(a)	90,000	5,924,700
PetSmart, Inc.	120,000	8,410,800
Ross Stores, Inc.	230,000	17,383,400
		31,718,900

Health Care Products & Services - 11.5%
AbbVie, Inc.	180,000	10,396,800
CVS Health Corp.	192,090	15,288,443
Laboratory Corporation of America Holdings(a)	140,000	14,245,000
Universal Health Services, Inc. - Class B	320,013	33,441,358
		73,371,601

Industrial Services - 2.6%
Republic Services, Inc.	417,500	16,290,850

Industrial Specialty Products - 17.1%
Amphenol Corp.	201,300	$20,101,818
FEI Company	166,742	12,575,682
International Rectifier Corp.(a)	120,246	4,718,453
MSC Industrial Direct Company, Inc. - Class A	185,000	15,810,100
Nordson Corp.	199,000	15,137,930
Pall Corp.	272,500	22,808,250
W.W. Grainger, Inc.	70,000	17,615,500
		108,767,733

Insurance - 2.0%
Willis Group Holdings plc	310,000	12,834,000

Medical Products & Services - 6.3%
Abbott Laboratories	200,000	8,318,000
Charles River Laboratories International, Inc.(a)	155,000	9,259,700
Varian Medical Systems, Inc.(a)	277,500	22,233,300
		39,811,000

Oil & Gas Producers - 9.3%
Anadarko Petroleum Corp.	200,000	20,288,000
EOG Resources, Inc.	345,000	34,161,900
Stone Energy Corp.(a)	162,541	5,097,286
		59,547,186

Transportation - 3.1%
FedEx Corp.	122,500	19,777,625

Other(b) - 0.5%		2,884,500

TOTAL COMMON STOCKS (Cost $354,178,040)		$635,010,236

MONEY MARKETS - 0.4%	Shares	Market Value

Federated U.S. Treasury Cash Reserve Fund	2,512,577	$2,512,577

TOTAL MONEY MARKETS (Cost $2,512,577)		$2,512,577

TOTAL INVESTMENT SECURITIES - 100.1% (Cost $356,690,617)		$637,522,813
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(489,085)

NET ASSETS - 100.0%		$637,033,728

(a)	Non-income producing security.

(b)	"Other" category includes all issues that are not disclosed separately in the Portfolio of Investments.

See Notes to Schedules of Investments.

THE WESTPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2014 (Unaudited)

Security Valuation – The Funds’ portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time).  Securities traded on stock exchanges are valued at the last sale price and securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price.  Securities for which market quotations are not readily available, or for which an available market quotation is determined not to be reliable, are valued at their fair value as determined in accordance with the valuation procedures approved by the Board of Trustees.  Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value.

Security Transactions – Security transactions are accounted for on the trade date.  Securities sold are determined on a specific identification basis.

Federal Tax Information – As of September 30, 2014, The Westport Funds had the following federal tax cost resulting in unrealized appreciation as follows:

	Westport Select Cap Fund	Westport Fund
Gross Unrealized Appreciation	$241,507,455	$282,676,509
Gross Unrealized Depreciation	$(5,335,954)	$(1,844,313)
Net Unrealized Appreciation	$236,171,501	$280,832,196
Federal Income Tax Cost	$141,271,627	$356,690,617

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. Generally Accepted Accounting Procedures (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

• Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Funds did not hold any Level 2 or Level 3 securities during the period ended September 30, 2014. There were no transfers into and out of any level during the current period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

Westport Select Cap Fund

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$371,634,955	$-	$-	$371,634,955
Money Markets	5,808,173	-	-	5,808,173
Total	$377,443,128	$-	$-	$377,443,128

Westport Fund

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$635,010,236	$-	$-	$635,010,236
Money Markets	2,512,577	-	-	2,512,577
Total	$637,522,813	$-	$-	$637,522,813

*	All sub-categories within common stocks represent Level 1 evaluation status. See Portfolios of Investments for industry categories.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes to the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)
Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Westport Funds

By:	/s/ Edmund H. Nicklin, Jr.
Edmund H. Nicklin, Jr.
President

Date:	November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund H. Nicklin, Jr.
Edmund H. Nicklin, Jr.
President

Date:	November 26, 2014

By:	/s/ Terry A. Wettergreen
Terry A. Wettergreen
Treasurer and Chief Financial Officer

Date:	November 26, 2014